Label	Element	Value
Risk Return Detail Data [Abstract]	hmfiic_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2018